DUNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 2008

Check here if Amendment [ ]; Amendment Number: ____
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dune Capital Management LP
Address:  623 Fifth Avenue, 30th Floor
          New York, New York 10022

Form 13F File Number:  28-11632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joshua P. Eaton
Title:     General Counsel
Phone:     (212) 301-8400

Signature, Place, and Date of Signing:

/s/  Joshua P. Eaton             New York, New York         February 13, 2009


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    1
Form 13F Information Table Value Total:    $9,718
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                         Form 13F INFORMATION TABLE

         COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4             COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
      NAME OF ISSUER   TITLE OF CLASS     CUSIP      VALUE     SHRS OR PRN  SH/   PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
                                                   (x$1000)         AMT     PRN   CALL  DISCRETION     MANAGERS   SOLE  SHARED  NONE

SEARS HLDGS CORP            COM         812350106     9,718      250,000     SH            SOLE                  250,000